Condensed Statement of Changes in Consolidated Stockholders' / Members' Equity (Deficit) (USD $) In Thousands	Total	Prior to Reorganization [Member]	Preferred Units [Member]	Preferred Units [Member] Prior to Reorganization [Member]	Common Units [Member]	Common Units [Member] Prior to Reorganization [Member]	Members' Deficit [Member]	Members' Deficit [Member] Prior to Reorganization [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Prior to Reorganization [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Prior to Reorganization [Member]
Beginning Balance at Dec. 31, 2009	$ (2,953)				$ 10,000		$ (13,940)						$ 31		$ 956
Net (loss) income	(5,180)						(5,508)								328
Other comprehensive (loss) income	(144)												(144)
Ending Balance at Dec. 31, 2010	(8,277)				10,000		(19,448)						(113)		1,284
Net (loss) income	(7,617)						(8,037)								420
Other comprehensive (loss) income	(107)												(107)
Contribution from noncontrolling interests	402														402
Ending Balance at Dec. 31, 2011	(15,599)				10,000		(27,485)						(220)		2,106
Preferred unit reclassification	18,984		18,984
Preferred unit dividends	(632)						(632)
Equity-based compensation	1,785						1,785
Net (loss) income	(4,956)						(5,138)								182
Other comprehensive (loss) income	(317)												(317)
Ending Balance at Jun. 30, 2012	(735)		18,984		10,000		(31,470)						(537)		2,288
Beginning Balance at Dec. 31, 2011	(15,599)				10,000		(27,485)						(220)		2,106
Preferred unit reclassification	18,984		18,984
Preferred unit dividends	(1,437)						(1,437)
Equity-based compensation	7,735						7,735
Net (loss) income	(9,688)						(10,168)								480
Other comprehensive (loss) income	46												46
Ending Balance at Dec. 31, 2012	41	41	18,984	18,984	10,000	10,000	(31,355)	(31,355)	190	58	(2,619)		(174)	(174)	2,586	2,586
Reorganization of The Ex One Company, LLC with and into The ExOne Company	2,371		(18,984)		(10,000)		31,355		190	58	(2,619)
Preferred unit dividends	(152)										(152)
Conversion of preferred stock to common stock									(190)	20	170
Issuance of common stock in The ExOne Company, net of issuance costs	90,371									55	90,316
Equity-based compensation	311										311
Net (loss) income	(2,896)											(3,034)			138
Other comprehensive (loss) income	(757)												(757)
Deconsolidation of noncontrolling interests in variable interest entities	(2,724)														(2,724)
Ending Balance at Jun. 30, 2013	$ 84,194									$ 133	$ 88,026	$ (3,034)	$ (931)